SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

July 16, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Litman Gregory Funds Trust (the “Registrant”)
Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF, each a series of Manager Directed Portfolios (File No. 811-21897), into iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF, respectively, each a newly created series of the Registrant.

It is anticipated that this Registration Statement will become effective on August 18, 2021, pursuant to Rule 488 under the 1933 Act.

Please contact the undersigned at (202) 661-7196 with any comments or questions.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc:   Jeremy L. DeGroot